UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-09121

JNL Variable Fund LLC

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant's telephone number, including area code: (312) 338-5800

Date of fiscal year end:	December 31

Date of Reporting Period:	July 1, 2007 – September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

JNL Variable Fund LLC (Unaudited)
Schedules of Investments (in thousands)
September 30, 2007

JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 48.9%	Shares	Value
Autoliv Inc.	487	$29,120
CBS Corp. - Class B (b)	927	29,212
Dow Jones & Co. Inc. (b)	787	46,963
Genuine Parts Co.	616	30,808
Leggett & Platt Inc.	1,244	23,828
Mattel Inc. (b)	1,271	29,827
New York Times Co. - Class A (b)	1,227	24,252
Newell Rubbermaid Inc.	1,011	29,124
Shaw Communications Inc.	1,801	44,734
Stanley Works (b)	577	32,378
Starwood Hotels & Resorts Worldwide Inc.	471	28,621
VF Corp. (b)	359	28,974
		377,841
CONSUMER STAPLES - 23.8%
Anheuser-Busch Cos. Inc.	596	29,804
ConAgra Foods Inc.	1,094	28,592
General Mills Inc.	511	29,642
Kimberly-Clark Corp. (b)	429	30,166
Kraft Foods Inc. - Class A	830	28,656
Loews Corp. - Carolina Group	453	37,287
		184,147
ENERGY - 5.0%
Chevron Corp.	412	38,594

HEALTH CARE - 4.2%
Abbott Laboratories	599	32,127

INDUSTRIALS - 7.6%
Pitney Bowes Inc.	638	28,965
Waste Management Inc.	792	29,906
		58,871
MATERIALS - 10.0%
Louisiana-Pacific Corp. (b)	1,329	22,550
Rohm & Haas Co. (b)	570	31,717
Sonoco Products Co.	757	22,837
		77,104

Total Common Stocks (cost $719,846)		768,684

SHORT TERM INVESTMENTS - 13.4%
Mutual Funds - 0.3%
JNL Money Market Fund, 5.07% (a) (d)	2,549	2,549

Securities Lending Collateral - 13.1%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	100,909	100,909

Total Short Term Investments (cost $103,458)		103,458

Total Investments - 112.9% (cost $823,304)		872,142
Other Assets and Liabilities, Net - (12.9%)		(99,685)
Total Net Assets - 100%		$772,457

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 3.9%
RCN Corp. (c)	58	$718
Virgin Media Inc.	150	3,629
		4,347
FINANCIALS - 3.8%
Leucadia National Corp. (b)	87	4,204

TELECOMMUNICATION SERVICES - 91.3%
Alltel Corp.	76	5,295
AT&T Inc.	647	27,387
CenturyTel Inc.	61	2,801
Cincinnati Bell Inc. (c)	220	1,089
Citizens Communications Co. (b)	199	2,855
Dobson Communications Corp. (b) (c)	113	1,445
Embarq Corp.	80	4,431
IDT Corp. - Class B (b)	86	720
Leap Wireless International Inc. (c)	31	2,529
Level 3 Communications Inc. (b) (c)	715	3,323
MetroPCS Communications Inc. (c)	5	135
NII Holdings Inc. - Class B (b) (c)	69	5,706
Qwest Communications International Inc. (b) (c)	567	5,190
Sprint Nextel Corp.	354	6,717
Telephone & Data Systems Inc.	29	1,943
Telephone & Data Systems Inc. - Special Shares	20	1,253
Time Warner Telecom Inc. - Class A (b) (c)	91	1,999
US Cellular Corp. (c)	20	1,934
Verizon Communications Inc.	477	21,103
Windstream Corp. (b)	262	3,699
		101,554

Total Common Stocks (cost $96,774)		110,105

SHORT TERM INVESTMENTS - 14.8%
Mutual Funds - 0.1%
JNL Money Market Fund, 5.07% (a) (d)	164	164

Securities Lending Collateral - 14.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	16,300	16,300

Total Short Term Investments (cost $16,464)		16,464

Total Investments - 113.8% (cost $113,238)		126,569
Other Assets and Liabilities, Net - (13.8%)		(15,375)
Total Net Assets - 100%		$111,194

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 72.5%
99 Cents Only Stores (b) (c)	1	$7
Abercrombie & Fitch Co. - Class A	1	81
Advance Auto Parts Inc.	1	40
Aeropostale Inc. (c)	1	17
Amazon.com Inc. (c)	3	322
American Eagle Outfitters Inc.	2	57
American Greetings Corp.	1	15
AnnTaylor Stores Corp. (c)	1	24
Apollo Group Inc. - Class A (c)	2	99
Applebee's International Inc.	1	22
Arbitron Inc.	-	16
AutoNation Inc. (c)	2	30
AutoZone Inc. (c)	1	61
Bally Technologies Inc. (b) (c)	1	21
Barnes & Noble Inc.	1	22
Bed Bath & Beyond Inc. (c)	3	108
Belo Corp.	1	18
Best Buy Co. Inc. (b)	4	206
Big Lots Inc. (c)	1	37
Blockbuster Inc. - Class A (b) (c)	1	6
Bob Evans Farms Inc.	-	11
Borders Group Inc.	1	10
Boyd Gaming Corp.	1	29
Brinker International Inc.	1	33
Brown Shoe Co. Inc.	-	9
Cablevision Systems Corp. - Class A (c)	3	93
Career Education Corp. (c)	1	29
Carmax Inc. (b) (c)	3	52
Carnival Corp.	5	237
Catalina Marketing Corp. (c)	-	14
Cato Corp. - Class A	-	7
CBRL Group Inc.	-	12
CBS Corp. - Class A	-	5
CBS Corp. - Class B	7	213
CEC Entertainment Inc. (c)	-	11
Charming Shoppes Inc. (b) (c)	1	13
Charter Communications Inc. - Class A (b) (c)	5	12
Cheesecake Factory Inc. (c)	1	18
Chico's FAS Inc. (c)	2	29
Childrens Place Retail Stores Inc. (b) (c)	-	7
Choice Hotels International Inc.	-	15
Christopher & Banks Corp. (b)	-	6
Circuit City Stores Inc. (b)	2	15

Clear Channel Communications Inc.	5	195
Coldwater Creek Inc. (c)	1	8
Collective Brands Inc. (c)	1	17
Comcast Corp. - Class A (c)	22	535
Comcast Corp. - Special Class A (c)	12	288
Corinthian Colleges Inc. (b) (c)	1	16
CTC Media Inc. (c)	-	9
Darden Restaurants Inc.	1	62
DeVry Inc.	1	25
Dick's Sporting Goods Inc. (c)	-	33
Dillard's Inc. - Class A (b)	1	17
DirecTV Group Inc. (c)	8	202
Discovery Holding Co. (c)	3	90
Dollar Tree Stores Inc. (c)	1	46
Dow Jones & Co. Inc.	1	43
DreamWorks Animation SKG Inc. (c)	1	25
Dress Barn Inc. (c)	1	9
EchoStar Communications Corp. (c)	2	111
Entercom Communications Corp.	-	6
EW Scripps Co.	1	40
Expedia Inc. (c)	3	83
Family Dollar Stores Inc.	2	42
Foot Locker Inc.	2	28
Fred's Inc.	-	5
GameStop Corp. - Class A (c)	2	96
Gannett Co. Inc.	3	119
Gap Inc.	7	126
Gaylord Entertainment Co. (c)	-	26
Gemstar-TV Guide International Inc. (c)	3	20
Genesco Inc. (c)	-	12
Getty Images Inc. (b) (c)	1	15
Group 1 Automotive Inc.	-	10
Guess? Inc.	1	31
Guitar Center Inc. (b) (c)	-	19
Gymboree Corp. (c)	-	12
H&R Block Inc.	3	73
Harrah's Entertainment Inc.	2	187
Harte-Hanks Inc.	1	12
Hilton Hotels Corp.	4	197
Home Depot Inc.	19	630
HOT Topic Inc. (c)	1	4
Idearc Inc. (b)	2	54
IHOP Corp.	-	13
InterActiveCorp (c)	2	68
International Game Technology	4	163
International Speedway Corp. - Class A	-	16
Interpublic Group of Cos. Inc. (b) (c)	5	56
ITT Educational Services Inc. (c)	-	58
J Crew Group Inc. (b) (c)	-	20
J.C. Penney Co. Inc.	2	143

Jack in the Box Inc. (c)	-	23
John Wiley & Sons Inc.	1	25
Kohl's Corp. (c)	3	190
Krispy Kreme Doughnuts Inc. (b) (c)	1	3
Lamar Advertising Co.	1	41
Las Vegas Sands Corp. (c)	1	162
Lee Enterprises Inc.	-	7
Liberty Global Inc. - Class A (b) (c)	2	88
Liberty Global Inc. (c)	2	86
Liberty Media Holding Corp. - Capital (c)	1	178
Liberty Media Holding Corp. - Interactive (c)	7	140
Life Time Fitness Inc. (c)	-	24
Limited Brands Inc. (b)	4	82
Live Nation Inc. (c)	1	15
Lowe's Cos. Inc.	17	481
Macy's Inc.	5	163
Marriott International Inc. - Class A	4	165
Matthews International Corp. - Class A (b)	-	16
McClatchy Co. - Class A (b)	1	13
McDonald's Corp.	14	757
McGraw-Hill Cos. Inc.	4	200
Media General Inc.	-	6
Men's Wearhouse Inc.	1	28
Meredith Corp.	-	25
MGM Mirage Inc. (c)	1	125
NetFlix Inc. (b) (c)	1	13
New York Times Co. - Class A (b)	2	33
News Corp. Inc. - Class A	22	474
News Corp. Inc. - Class B	5	117
Nordstrom Inc.	2	116
Office Depot Inc. (c)	3	65
OfficeMax Inc.	1	30
Omnicom Group Inc.	4	185
O'Reilly Automotive Inc. (c)	1	44
Orient-Express Hotels Ltd.	-	25
Pacific Sunwear of California Inc. (c)	1	12
Panera Bread Co. - Class A (b) (c)	-	15
Papa John's International Inc. (c)	-	7
Penn National Gaming Inc. (c)	1	50
PEP Boys-Manny Moe & Jack (b)	-	7
PetSmart Inc.	2	51
PF Chang's China Bistro Inc. (b) (c)	-	9
Pier 1 Imports Inc. (c)	1	5
Pinnacle Entertainment Inc. (c)	1	19
Polo Ralph Lauren Corp.	1	54
Pre-Paid Legal Services Inc. (c)	-	6
Priceline.com Inc. (b) (c)	-	35
Radio One Inc. (c)	1	3
RadioShack Corp. (b)	2	33
Regal Entertainment Group - Class A	1	19

Regis Corp.	1	17
Rent-A-Center Inc. (c)	1	15
RH Donnelley Corp. (c)	1	46
Ross Stores Inc.	2	42
Royal Caribbean Cruises Ltd.	2	64
Ruby Tuesday Inc.	1	11
Saks Inc. (b)	1	25
Sally Beauty Holdings Inc. (c)	1	8
Scholastic Corp. (c)	-	14
Scientific Games Corp. - Class A (c)	1	31
Sears Holdings Corp. (b) (c)	1	114
Service Corp. International	3	43
Sinclair Broadcast Group Inc. - Class A (b)	1	7
Sirius Satellite Radio Inc. (b) (c)	16	54
Six Flags Inc. (b) (c)	1	3
Sonic Corp. (b) (c)	1	17
Sotheby's Holdings - Class A	1	37
Staples Inc.	8	178
Starbucks Corp. (c)	9	226
Starwood Hotels & Resorts Worldwide Inc.	2	148
Station Casinos Inc.	-	43
Stein Mart Inc.	-	2
Stewart Enterprises Inc. - Class A (b)	1	9
Strayer Education Inc.	-	28
Talbots Inc. (b)	-	5
Target Corp.	9	571
Tiffany & Co.	2	82
Time Warner Inc.	43	792
Time Warner Inc. - Class A (c)	2	59
TJX Cos. Inc.	5	150
Tractor Supply Co. (c)	-	18
Triarc Cos. Inc. - Class B	-	5
Tribune Co.	1	25
Tuesday Morning Corp.	-	3
Tween Brands Inc. (c)	-	13
Urban Outfitters Inc. (c)	1	30
Vail Resorts Inc. (b) (c)	-	23
Valassis Communications Inc. (c)	1	6
ValueVision Media Inc. (c)	-	3
Viacom Inc. - Class A (c)	-	5
Viacom Inc. - Class B (c)	7	268
Walt Disney Co.	21	725
Warner Music Group Corp.	1	6
Washington Post Co.	-	57
Wendy's International Inc.	1	35
Westwood One Inc. (b)	1	2
Williams-Sonoma Inc. (b)	1	34
WMS Industries Inc. (c)	-	16
Wyndham Worldwide Corp.	2	68
Wynn Resorts Ltd.	1	111

XM Satellite Radio Holdings Inc. - Class A (b) (c)	4	51
Yum! Brands Inc.	6	206
Zale Corp. (b) (c)	1	13
		15,238
CONSUMER STAPLES - 17.9%
BJ's Wholesale Club Inc. (c)	1	24
Casey's General Stores Inc.	1	16
Costco Wholesale Corp.	5	312
CVS Corp.	17	679
Kroger Co.	8	218
Longs Drug Stores Corp.	-	19
Pantry Inc. (c)	-	6
Performance Food Group Co. (c)	-	11
Rite Aid Corp. (b) (c)	6	29
Safeway Inc.	5	169
SUPERVALU Inc.	2	97
SYSCO Corp.	7	252
United Natural Foods Inc. (c)	-	12
Walgreen Co.	12	553
Wal-Mart Stores Inc.	29	1,285
Whole Foods Market Inc. (b)	2	79
		3,761
HEALTH CARE - 3.2%
AmerisourceBergen Corp.	2	95
Cardinal Health Inc.	4	264
Chemed Corp.	-	17
McKesson Corp.	3	202
Omnicare Inc. (b)	1	47
VCA Antech Inc. (c)	1	40
		665
INDUSTRIALS - 2.9%
AirTran Holdings Inc. (b) (c)	1	10
Alaska Air Group Inc. (c)	-	11
AMR Corp. (b) (c)	3	59
Avis Budget Group Inc. (c)	1	27
Continental Airlines Inc. - Class B (c)	1	37
Copart Inc. (c)	1	26
Delta Air Lines Inc. (c)	3	50
Dun & Bradstreet Corp.	1	67
Hertz Global Holdings Inc. (c)	2	35
JetBlue Airways Corp. (b) (c)	2	18
Laidlaw International Inc.	1	33
SkyWest Inc.	1	17
Southwest Airlines Co.	9	129
UAL Corp. (b) (c)	1	60
US Airways Group Inc. (c)	1	22
		601
INFORMATION TECHNOLOGY - 3.3%
Avid Technology Inc. (b) (c)	1	14
CNET Networks Inc. (c)	2	12

eBay Inc. (c)	14	529
Factset Research Systems Inc.	1	35
NAVTEQ Corp. (c)	1	88
ValueClick Inc. (c)	1	26
		704

Total Common Stocks (cost $20,749)		20,969

SHORT TERM INVESTMENTS - 7.5%
Mutual Funds - 0.1%
JNL Money Market Fund, 5.07% (a) (d)	20	20

Securities Lending Collateral - 7.4%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	1,568	1,568

Total Short Term Investments (cost $1,588)		1,588

Total Investments - 107.3% (cost $22,337)		22,557
Other Assets and Liabilities, Net - (7.3%)		(1,536)
Total Net Assets - 100%		$21,021

JNL/Mellon Capital Management DowSM 10 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 11.6%
General Motors Corp. (b)	2,881	$105,716

CONSUMER STAPLES - 10.0%
Altria Group Inc.	978	68,013
Kraft Foods Inc. - Class A	675	23,299
		91,312
FINANCIALS - 16.7%
Citigroup Inc.	1,536	71,671
JPMorgan Chase & Co.	1,763	80,797
		152,468
HEALTH CARE - 19.6%
Merck & Co. Inc.	1,927	99,616
Pfizer Inc.	3,227	78,841
		178,457
INDUSTRIALS - 10.2%
General Electric Corp.	2,234	92,502

MATERIALS - 9.4%
EI Du Pont de Nemours & Co.	1,730	85,740

TELECOMMUNICATION SERVICES - 22.2%
AT&T Inc.	2,427	102,699
Verizon Communications Inc.	2,243	99,326
		202,025

Total Common Stocks (cost $732,252)		908,220

SHORT TERM INVESTMENTS - 8.8%
Mutual Funds - 0.3%
JNL Money Market Fund, 5.07% (a) (d)	2,497	2,497

Securities Lending Collateral - 8.5%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	77,069	77,069

Total Short Term Investments (cost $79,566)		79,566

Total Investments - 108.5% (cost $811,818)		987,786
Other Assets and Liabilities, Net - (8.5%)		(77,132)
Total Net Assets - 100%		$910,654

JNL/Mellon Capital Management DowSM Dividend Fund
COMMON STOCKS - 99.9%
FINANCIALS - 43.5%
Astoria Financial Corp. (b)	683	$18,132
Colonial BancGroup Inc. (b)	793	17,155
Comerica Inc.	350	17,932
JPMorgan Chase & Co.	433	19,838
KeyCorp	548	17,723
Lincoln National Corp.	313	20,644
Regions Financial Corp. (b)	543	16,022
SunTrust Banks Inc. (b)	246	18,598
Wachovia Corp.	364	18,269
Washington Mutual Inc.	454	16,045
		180,358
MATERIALS - 26.2%
Dow Chemical Co.	517	22,243
Eastman Chemical Co.	346	23,115
Lubrizol Corp.	406	26,436
Lyondell Chemical Co. (b)	797	36,931
		108,725
UTILITIES - 30.2%
AGL Resources Inc.	521	20,632
DTE Energy Co. (b)	424	20,537
Energy East Corp. (b)	835	22,599
Nicor Inc. (b)	447	19,166
Oneok Inc.	483	22,885
SCANA Corp. (b)	503	19,501
		125,320

Total Common Stocks (cost $414,761)		414,403

SHORT TERM INVESTMENTS - 19.6%
Mutual Funds - 0.8%
JNL Money Market Fund, 5.07% (a) (d)	3,271	3,271

Securities Lending Collateral - 18.8%

Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	77,700	77,700

Total Short Term Investments (cost $80,971)		80,971

Total Investments - 119.5% (cost $495,732)		495,374
Other Assets and Liabilities, Net - (19.5%)		(80,722)
Total Net Assets - 100%		$414,652

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 99.6%
FINANCIALS - 99.0%
ACE Ltd.	7	$394
Affiliated Managers Group Inc. (b) (c)	1	79
AFLAC Inc.	10	559
AG Edwards Inc.	2	126
Alabama National Bancorp	-	30
Alexandria Real Estate Equities Inc.	1	60
Alleghany Corp. (c)	-	37
Allied World Assurance Co. Ltd.	1	32
Allstate Corp.	12	658
AMB Property Corp.	2	119
AMBAC Financial Group Inc. (b)	2	123
AMCORE Financial Inc.	-	10
American Express Co.	21	1,241
American Financial Group Inc.	1	41
American Financial Realty Trust	2	17
American International Group Inc.	44	2,974
American National Insurance Co.	-	46
AmeriCredit Corp. (c)	2	37
Ameriprise Financial Inc.	4	263
Anchor Bancorp Inc.	-	10
Annaly Capital Management Inc.	6	102
Aon Corp.	5	229
Apartment Investment & Management Co.	2	83
Arch Capital Group Ltd. (c)	1	58
Archstone-Smith Trust (b)	4	264
Arthur J Gallagher & Co. (b)	2	60
Aspen Insurance Holdings Ltd.	2	45
Associated Bancorp	2	68
Assurant Inc.	2	106
Assured Guaranty Ltd.	1	30
Astoria Financial Corp.	2	50
AvalonBay Communities Inc.	2	183
Axis Capital Holdings Ltd.	3	112
BancorpSouth Inc.	1	34
Bank of America Corp.	55	2,763
Bank of Hawaii Corp.	1	56
Bank of New York Mellon Corp. (a)	22	976
BB&T Corp.	11	433
Bear Stearns Cos. Inc.	2	259

BioMed Realty Trust Inc.	1	34
BlackRock Inc. (b)	-	71
BOK Financial Corp.	1	26
Boston Properties Inc.	2	243
Brandywine Realty Trust	2	46
BRE Properties Inc. - Class A	1	53
Brookfield Properties Co.	4	105
Brown & Brown Inc.	2	56
Camden Property Trust	1	68
Capital One Financial Corp.	8	551
CapitalSource Inc. (b)	3	58
Cathay General Bancorp (b)	1	32
CB Richard Ellis Group Inc. - Class A (c)	4	109
CBL & Associates Properties Inc.	1	42
Charles Schwab Corp.	20	440
Chittenden Corp.	1	28
Chubb Corp.	8	425
Cincinnati Financial Corp.	3	127
CIT Group Inc.	4	157
Citigroup Inc.	59	2,745
Citizens Banking Corp.	2	27
City National Corp.	1	52
CME Group Inc.	1	569
Colonial BancGroup Inc.	3	64
Colonial Properties Trust	1	34
Comerica Inc.	3	162
Commerce Bancorp Inc. (b)	4	143
Commerce Bancshares Inc.	1	66
Commerce Group Inc.	1	38
CompuCredit Corp. (b) (c)	1	14
Conseco Inc. (c)	3	46
Corporate Office Properties Trust SBI MD	1	33
Countrywide Financial Corp. (b)	12	223
Cousins Properties Inc. (b)	1	26
Cullen/Frost Bankers Inc.	1	57
DCT Industrial Trust Inc.	4	38
Delphi Financial Group	1	39
Developers Diversified Realty Corp.	2	135
DiamondRock Hospitality Co.	2	34
Digital Realty Trust Inc.	1	40
Dime Community Bancshares Inc.	1	8
Discover Financial Services	8	177
Douglas Emmett Inc.	2	47
Downey Financial Corp. (b)	-	27
Duke Realty Corp.	3	95
E*Trade Financial Corp. (b) (c)	8	109
East West Bancorp Inc.	1	43
Eaton Vance Corp.	3	103
Endurance Specialty Holdings Ltd. (b)	1	51
Entertainment Properties Trust	1	27

Equity Inns Inc.	1	27
Equity Lifestyle Properties Inc.	1	26
Equity Residential	5	226
Erie Indemnity Co. - Class A	1	60
Essex Property Trust Inc.	1	65
Everest Re Group Ltd.	1	135
Fannie Mae	19	1,160
Federal Realty Investors Trust	1	103
Federated Investors Inc. - Class B	2	81
FelCor Lodging Trust Inc.	1	28
Fidelity National Title Group Inc. - Class A	4	73
Fifth Third Bancorp (b)	9	319
First American Corp.	2	58
First Bancorp / Puerto Rico	1	14
First Community Bancorp Inc.	-	24
First Horizon National Corp. (b)	3	70
First Industrial Realty Trust Inc.	1	31
First Marblehead Corp. (b)	1	47
First Midwest Bancorp Inc. (b)	1	38
First Niagara Financial Group Inc.	2	31
FirstFed Financial Corp. (b) (c)	-	16
FirstMerit Corp. (b)	2	32
FNB Corp. (b)	1	19
Forest City Enterprises Inc. - Class A	1	68
Franklin Resources Inc.	3	424
Franklin Street Properties Corp. (b)	1	22
Freddie Mac	13	772
Fremont General Corp. (b)	2	6
Friedman Billings Ramsey Group Inc. - Class A (b)	3	16
Frontier Financial Corp. (b)	1	21
Fulton Financial Corp. (b)	3	45
General Growth Properties Inc.	5	244
Genworth Financial Inc. - Class A	9	267
Goldman Sachs Group Inc.	7	1,581
Greater Bay Bancorp	1	24
Hancock Holding Co. (b)	1	24
Hanover Insurance Group Inc.	1	47
Hartford Financial Services Group Inc.	6	584
HCC Insurance Holdings Inc.	2	60
HCP Inc.	4	138
Health Care REIT Inc.	1	63
Healthcare Realty Trust Inc. (b)	1	26
Highwoods Properties Inc. (b)	1	44
Hilb Rogal & Hobbs Co.	1	32
Home Properties Inc. (b)	1	39
Horace Mann Educators Corp.	1	16
Hospitality Properties Trust	2	72
Host Hotels & Resorts Inc.	10	235
HRPT Properties Trust (b)	4	39
Hudson City Bancorp Inc. (b)	10	156

Huntington Bancshares Inc.	7	120
IndyMac Bancorp Inc. (b)	2	37
IntercontinentalExchange Inc. (c)	1	175
International Bancshares Corp.	1	26
International Securities Exchange Inc. - Class A (b)	1	45
Investment Technology Group Inc. (c)	1	34
IPC Holdings Ltd. (b)	1	32
iStar Financial Inc.	3	89
Janus Capital Group Inc. (b)	4	107
Jefferies Group Inc.	2	56
Jones Lang LaSalle Inc. (b)	1	72
JPMorgan Chase & Co.	60	2,753
KeyCorp	7	229
Kilroy Realty Corp.	1	41
Kimco Realty Corp.	4	200
Knight Capital Group Inc. (b) (c)	2	27
LaBranche & Co. Inc. (b) (c)	1	4
LaSalle Hotel Properties	1	29
Lazard Ltd. - Class A	1	45
Legg Mason Inc.	3	222
Lehman Brothers Holdings Inc.	11	656
Lexington Corporate Properties Trust	1	26
Liberty Property Trust	2	69
Lincoln National Corp.	6	366
Loews Corp.	9	434
M&T Bank Corp.	2	155
Macerich Co.	1	123
Mack-Cali Realty Corp.	1	51
Maguire Properties Inc.	1	21
Markel Corp. (c)	-	98
Marsh & McLennan Cos. Inc.	11	278
Marshall & Ilsley Corp.	5	209
MBIA Inc. (b)	3	160
Mercury General Corp.	1	29
Merrill Lynch & Co. Inc.	16	1,150
MetLife Inc.	9	630
MGIC Investment Corp. (b)	2	57
Mid-America Apartment Communities Inc.	1	27
Montpelier Re Holdings Ltd.	2	32
Moody's Corp.	5	232
Morgan Stanley	19	1,199
Nasdaq Stock Market Inc. (c)	2	68
National City Corp.	11	279
National Financial Partners Corp.	1	41
National Retail Properties Inc.	1	30
Nationwide Financial Services Inc.	1	56
Nationwide Health Properties Inc. (b)	2	54
New York Community Bancorp Inc. (b)	6	109
NewAlliance Bancshares Inc.	2	28
Newcastle Investment Corp. (b)	1	19

Northern Trust Corp.	4	258
Nuveen Investments Inc. - Class A	2	99
NYMEX Holdings Inc.	-	44
NYSE Euronext (b)	4	297
Old National Bancorp	1	25
Old Republic International Corp.	4	84
Pacific Capital Bancorp	1	27
Park National Corp. (b)	-	23
PartnerRe Ltd.	1	93
Pennsylvania Real Estate Investment Trust	1	25
People's United Financial Inc.	3	46
PFF Bancorp Inc.	-	6
Philadelphia Consolidated Holding Co. (c)	1	47
Phoenix Cos. Inc.	2	32
Piper Jaffray Cos. (c)	-	20
Platinum Underwriters Holdings Ltd.	1	45
Plum Creek Timber Co. Inc.	3	154
PMI Group Inc.	2	59
PNC Financial Services Group Inc.	7	451
Popular Inc. (b)	5	59
Post Properties Inc. (b)	1	36
Potlatch Corp.	1	33
Principal Financial Group Inc.	5	337
ProAssurance Corp. (c)	1	37
Progressive Corp.	14	265
Prologis	5	337
Prosperity Bancshares Inc.	1	30
Protective Life Corp.	1	57
Provident Bankshares Corp.	1	23
Provident Financial Services Inc.	1	19
Prudential Financial Inc.	9	882
Public Storage Inc.	3	202
Radian Group Inc. (b)	2	40
RAIT Investment Trust (b)	2	12
Raymond James Financial Inc.	2	65
Rayonier Inc.	2	76
Realty Income Corp. (b)	2	52
Redwood Trust Inc.	-	12
Regency Centers Corp.	1	99
Regions Financial Corp. (b)	14	410
Reinsurance Group of America Inc.	1	33
RenaissanceRe Holdings Ltd.	1	90
RLI Corp.	1	28
Safeco Corp.	2	130
SEI Investments Co.	3	81
Selective Insurance Group	1	25
Senior Housing Properties Trust	1	33
Simon Property Group Inc.	4	442
SL Green Realty Corp. (b)	1	138
SLM Corp.	8	405

South Financial Group Inc. (b)	2	37
Sovereign Bancorp Inc. (b)	6	109
St. Joe Co. (b)	1	47
StanCorp Financial Group Inc.	1	50
State Street Corp. (b)	8	533
Sterling Bancshares Inc.	2	20
Sterling Financial Corp. / WA	1	30
Strategic Hotel Capital Inc.	2	34
Sunstone Hotel Investors Inc.	1	33
SunTrust Banks Inc.	7	535
Susquehanna Bancshares Inc. (b)	1	21
SVB Financial Group (c)	1	33
SWS Group Inc.	-	9
Synovus Financial Corp.	5	152
T. Rowe Price Group Inc.	5	288
Taubman Centers Inc.	1	61
TCF Financial Corp.	2	61
TD Ameritrade Holding Corp. (c)	5	90
Thornburg Mortgage Inc. (b)	2	29
Torchmark Corp.	2	114
Transatlantic Holdings Inc.	1	38
Travelers Cos. Inc.	13	650
TrustCo Bank Corp. (b)	1	15
Trustmark Corp. (b)	1	31
U.S. Bancorp	34	1,103
UCBH Holdings Inc.	2	30
UDR Inc.	3	69
Umpqua Holdings Corp. (b)	1	20
UnionBanCal Corp.	1	64
United Bankshares Inc. (b)	1	27
United Community Banks Inc. (b)	1	26
Unitrin Inc.	1	44
UnumProvident Corp.	7	169
Valley National Bancorp (b)	3	56
Ventas Inc.	3	110
Vornado Realty Trust	3	312
W Holding Co. Inc. (b)	2	5
Wachovia Corp.	38	1,895
Waddell & Reed Financial Inc. - Class A	2	42
Washington Federal Inc.	2	48
Washington Mutual Inc.	17	596
Washington Real Estate Investment Trust	1	34
Webster Financial Corp.	1	43
Weingarten Realty Investors	2	69
Wells Fargo & Co.	62	2,222
WestAmerica Bancorp (b)	1	34
White Mountains Insurance Group Ltd.	-	84
Whitney Holding Corp.	1	35
Willis Group Holdings Ltd.	2	94
Wilmington Trust Corp.	1	49

Wintrust Financial Corp.	1	25
WR Berkley Corp.	4	108
XL Capital Ltd. - Class A	3	275
Zenith National Insurance Corp.	1	37
Zions Bancorp	2	145
		56,700
INDUSTRIALS - 0.2%
Equifax Inc.	3	115

INFORMATION TECHNOLOGY - 0.4%
MasterCard Inc. (b)	1	187
MoneyGram International Inc.	2	35
		222

Total Common Stocks (cost $56,294)		57,037

SHORT TERM INVESTMENTS - 8.3%
Mutual Funds - 0.3%
JNL Money Market Fund, 5.07% (a) (d)	176	176

Securities Lending Collateral - 8.0%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	4,579	4,579

Total Short Term Investments (cost $4,755)		4,755

Total Investments - 107.9% (cost $61,049)		61,792
Other Assets and Liabilities, Net - (7.9%)		(4,501)
Total Net Assets - 100%		$57,291

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 20.4%
Compass Group Plc	13,731	$84,845
General Motors Corp. (b)	2,694	98,852
GKN Plc	14,228	103,051
		286,748
ENERGY - 5.9%
BP Plc	7,136	82,857

FINANCIALS - 5.3%
BOC Hong Kong Holdings Ltd.	29,442	74,611

HEALTH CARE - 5.2%
Pfizer Inc.	3,001	73,315

INDUSTRIALS - 23.5%
Citic Pacific Ltd. (b)	22,711	144,905
COSCO Pacific Ltd.	31,962	101,142
General Electric Corp.	2,076	85,963
		332,010

TELECOMMUNICATION SERVICES - 32.5%
AT&T Inc.	2,280	96,450
BT Group Plc	13,069	82,091
PCCW Ltd.	127,284	84,159
Verizon Communications Inc.	2,107	93,295
Vodafone Group Plc	27,968	100,997
		456,992
UTILITIES - 6.6%
Cheung Kong Infrastructure Holdings Ltd. (b)	24,572	92,297

Total Common Stocks (cost $1,052,381)		1,398,830

RIGHTS - 0.0%
Citic Pacific Ltd. - Rights (e)	908	1

Total Rights (cost $0)		1

SHORT TERM INVESTMENTS - 4.9%
Mutual Funds - 0.5%
JNL Money Market Fund, 5.07% (a) (d)	6,360	6,360

Securities Lending Collateral - 4.4%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	63,144	63,144

Total Short Term Investments (cost $69,504)		69,504

Total Investments - 104.3% (cost $1,121,885)		1,468,334
Other Assets and Liabilities, Net - (4.3%)		(60,416)
Total Net Assets - 100%		$1,407,918

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 99.7%
HEALTH CARE - 99.7%
Abbott Laboratories	88	$4,737
Abraxis Bioscience Inc. (b) (c)	1	34
Adams Respiratory Therapeutics Inc. (b) (c)	2	71
Advanced Medical Optics Inc. (b) (c)	4	110
Aetna Inc.	30	1,605
Affymetrix Inc. (b) (c)	4	96
Alcon Inc.	4	620
Alexion Pharmaceuticals Inc. (b) (c)	2	131
Alkermes Inc. (c)	6	104
Allergan Inc.	17	1,116
Alpharma Inc. - Class A (b)	3	57
American Medical Systems Holdings Inc. (b) (c)	4	66
AMERIGROUP Corp. (c)	3	99
Amgen Inc. (c)	62	3,524
Amylin Pharmaceuticals Inc. (b) (c)	7	364
Applera Corp. - Applied Biosystems Group	11	370
Applera Corp. - Celera Genomics Group (c)	5	64

Apria Healthcare Group Inc. (c)	2	63
ArthroCare Corp. (b) (c)	2	90
Barr Laboratories Inc. (c)	6	354
Bausch & Lomb Inc.	3	197
Baxter International Inc.	37	2,097
Beckman Coulter Inc. (b)	4	258
Becton Dickinson & Co.	13	1,079
Biogen Idec Inc. (c)	16	1,077
BioMarin Pharmaceutical Inc. (b) (c)	6	137
Bio-Rad Laboratories Inc. - Class A (c)	1	95
Boston Scientific Corp. (c)	79	1,097
Bristol-Myers Squibb Co.	113	3,249
Brookdale Senior Living Inc. (b)	3	121
Celgene Corp. (b) (c)	22	1,551
Centene Corp. (c)	3	54
Cephalon Inc. (b) (c)	4	267
Charles River Laboratories International Inc. (c)	4	214
Cigna Corp.	16	876
Community Health Systems Inc. (c)	5	171
Cooper Cos. Inc.	2	128
Covance Inc. (c)	4	281
Coventry Health Care Inc. (c)	9	549
Covidien Ltd.	28	1,175
CR Bard Inc.	6	526
Cubist Pharmaceuticals Inc. (c)	3	65
CV Therapeutics Inc. (b) (c)	3	26
Cytyc Corp. (c)	7	317
Dade Behring Holdings Inc.	5	364
Datascope Corp.	1	24
DaVita Inc. (c)	6	374
DENTSPLY International Inc.	8	335
Edwards Lifesciences Corp. (c)	3	159
Eli Lilly & Co.	55	3,153
Endo Pharmaceuticals Holdings Inc. (c)	7	229
Enzo Biochem Inc. (c)	2	26
Enzon Pharmaceuticals Inc. (b) (c)	3	26
Express Scripts Inc. (c)	13	729
Forest Laboratories Inc. (c)	18	674
Genentech Inc. (c)	27	2,073
Gen-Probe Inc. (c)	3	196
Genzyme Corp. (c)	15	926
Gilead Sciences Inc. (c)	53	2,177
Haemonetics Corp. (c)	2	78
Health Management Associates Inc.	14	97
Health Net Inc. (c)	6	350
HealthSouth Corp. (b) (c)	5	84
Healthways Inc. (c)	2	104
Henry Schein Inc. (c)	5	304
Hillenbrand Industries Inc.	3	181
Hologic Inc. (c)	3	186

Hospira Inc. (c)	9	367
Human Genome Sciences Inc. (b) (c)	7	75
Humana Inc. (c)	9	656
Idexx Laboratories Inc. (c)	2	198
Illumina Inc. (c)	3	159
ImClone Systems Inc. (c)	3	141
Immucor Inc. (c)	4	145
Incyte Corp. (c)	4	31
InterMune Inc. (c)	2	32
Intuitive Surgical Inc. (b) (c)	2	484
Invacare Corp. (b)	2	43
Inverness Medical Innovations Inc. (c)	3	159
Invitrogen Corp. (b) (c)	3	223
Johnson & Johnson	167	10,948
Kinetic Concepts Inc. (c)	3	165
King Pharmaceuticals Inc. (c)	14	167
Kyphon Inc. (b) (c)	3	188
Laboratory Corp. of America Holdings (c)	7	524
LifePoint Hospitals Inc. (c)	3	98
Lincare Holdings Inc. (b) (c)	5	177
Magellan Health Services Inc. (c)	2	96
Manor Care Inc. (b)	4	264
Medarex Inc. (b) (c)	7	102
Medco Health Solutions Inc. (c)	16	1,451
Medicines Co. (c)	3	52
Medics Pharmaceutical Corp. (b)	3	104
Medtronic Inc.	65	3,688
Mentor Corp. (b)	2	108
Merck & Co. Inc.	125	6,460
MGI Pharma Inc. (c)	4	125
Millennium Pharmaceuticals Inc. (b) (c)	19	193
Millipore Corp. (b) (c)	3	234
Mylan Laboratories Inc.	14	230
Myriad Genetics Inc. (c)	3	134
Nektar Therapeutics (b) (c)	5	42
Neurocrine Biosciences Inc. (b) (c)	2	24
Noven Pharmaceuticals Inc. (c)	1	23
Odyssey HealthCare Inc. (c)	2	22
Onyx Pharmaceuticals Inc. (b) (c)	3	128
OSI Pharmaceuticals Inc. (c)	3	118
Owens & Minor Inc.	2	92
Par Pharmaceutical Cos. Inc. (c)	2	38
Parexel International Corp. (c)	1	60
Patterson Cos. Inc. (c)	7	278
PDL BioPharma Inc. (b) (c)	7	147
Pediatrix Medical Group Inc. (c)	3	177
Perrigo Co.	4	90
Pfizer Inc.	397	9,702
Pharmaceutical Product Development Inc. (b)	6	218
PharMerica Corp. (b) (c)	1	16

PolyMedica Corp. (b)	1	73
PSS World Medical Inc. (c)	4	72
Psychiatric Solutions Inc. (c)	3	129
Quest Diagnostics Inc. (b)	9	494
Regeneron Pharmaceuticals Inc. (b) (c)	4	66
Resmed Inc. (b) (c)	4	184
Respironics Inc. (c)	4	197
Savient Pharmaceuticals Inc. (c)	3	45
Schering-Plough Corp.	86	2,711
Sepracor Inc. (c)	6	173
Sierra Health Services Inc. (c)	3	121
St. Jude Medical Inc. (c)	19	858
STERIS Corp.	4	98
Stryker Corp.	18	1,239
Sunrise Senior Living Inc. (b) (c)	2	87
Techne Corp. (c)	2	127
Tenet Healthcare Corp. (b) (c)	27	91
Theravance Inc. (c)	3	69
Thermo Electron Corp. (c)	24	1,395
United Therapeutics Corp. (b) (c)	1	72
UnitedHealth Group Inc.	76	3,678
Universal Health Services Inc.	3	150
Valeant Pharmaceutical International (b) (c)	5	80
Varian Inc. (c)	2	116
Varian Medical Systems Inc. (c)	7	309
Ventana Medical Systems Inc. (c)	2	173
Vertex Pharmaceuticals Inc. (c)	7	284
Waters Corp. (c)	6	394
Watson Pharmaceuticals Inc. (c)	6	192
WellCare Health Plans Inc. (c)	2	201
WellPoint Inc. (c)	34	2,716
Wyeth	76	3,403
Zimmer Holdings Inc. (c)	14	1,107
		102,635

Total Common Stocks (cost $93,212)		102,635

SHORT TERM INVESTMENTS - 5.3%
Mutual Funds - 0.2%
JNL Money Market Fund, 5.07% (a) (d)	204	204

Securities Lending Collateral - 5.1%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	5,268	5,268

Total Short Term Investments (cost $5,472)		5,472

Total Investments - 105.0% (cost $98,684)		108,107
Other Assets and Liabilities, Net - (5.0%)		(5,199)
Total Net Assets - 100%		$102,908

JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 24.5%
Autoliv Inc. (b)	726	$43,350
Brown Shoe Co. Inc. (b)	1,240	24,050
Buckle Inc. (b)	842	31,956
Buffalo Wild Wings Inc. (b) (c)	495	18,684
CBS Corp. - Class B (b)	1,377	43,377
Compass Group Plc	12,577	77,712
Dow Jones & Co. Inc. (b)	1,171	69,896
General Motors Corp. (b)	9,895	363,145
Genuine Parts Co. (b)	922	46,120
GKN Plc	13,034	94,406
Group 1 Automotive Inc. (b)	695	23,317
Gymboree Corp. (b) (c)	917	32,303
Hilton Hotels Corp.	3,148	146,369
Interface Inc. (b)	1,481	26,739
Leggett & Platt Inc. (b)	1,852	35,490
Mattel Inc. (b)	1,888	44,287
Movado Group Inc. (b)	547	17,445
New York Times Co. - Class A (b)	1,843	36,417
Newell Rubbermaid Inc.	1,493	43,028
Shaw Communications Inc.	2,698	67,023
Stanley Works (b)	860	48,252
Starwood Hotels & Resorts Worldwide Inc.	700	42,504
VF Corp. (b)	537	43,325
		1,419,195
CONSUMER STAPLES - 9.0%
Altria Group Inc.	1,266	88,052
Anheuser-Busch Cos. Inc.	891	44,556
ConAgra Foods Inc.	1,612	42,110
General Mills Inc.	758	43,944
Kimberly-Clark Corp. (b)	642	45,097
Kraft Foods Inc. - Class A	2,098	72,390
Loews Corp. - Carolina Group (b)	676	55,574
Safeway Inc. (b)	3,278	108,523
SunOpta Inc. (b) (c)	1,627	23,582
		523,828
ENERGY - 6.6%
BP Plc	6,538	75,912
Chevron Corp. (b)	619	57,882
Dril-Quip Inc. (b) (c)	1,157	57,096
Marathon Oil Corp.	2,505	142,843
Tetra Technologies Inc. (b) (c)	2,080	43,977
VAALCO Energy Inc. (b) (c)	1,628	7,439
		385,149
FINANCIALS - 7.8%
BOC Hong Kong Holdings Ltd.	27,058	68,569
Capital Trust Inc. - Class A (b)	510	18,101
Cascade Bancorp (b)	802	17,854

Citigroup Inc.	1,979	92,351
Goldman Sachs Group Inc. (b)	544	117,984
JPMorgan Chase & Co.	2,274	104,173
SWS Group Inc. (b)	793	14,025
World Acceptance Corp. (b) (c)	497	16,439
		449,496
HEALTH CARE - 6.1%
Abbott Laboratories	893	47,859
Merck & Co. Inc.	2,486	128,501
Noven Pharmaceuticals Inc. (b) (c)	680	10,837
Pfizer Inc.	6,934	169,397
		356,594
INDUSTRIALS - 16.3%
American Woodmark Corp. (b)	437	10,834
Ameron International Corp. (b)	257	27,161
Belden CDT Inc. (b)	1,281	60,091
Citic Pacific Ltd.	20,808	132,763
Clean Harbors Inc. (b) (c)	557	24,799
COSCO Pacific Ltd.	29,251	92,563
EMCOR Group Inc. (b) (c)	1,833	57,483
General Electric Corp. (b)	4,791	198,355
II-VI Inc. (b) (c)	832	28,712
Ladish Co. Inc. (b) (c)	402	22,324
Lindsay Manufacturing Co. (b)	343	15,002
Lockheed Martin Corp. (b)	1,190	129,157
Pitney Bowes Inc. (b)	938	42,622
Valmont Industries Inc. (b)	739	62,686
Waste Management Inc.	1,185	44,710
		949,262
INFORMATION TECHNOLOGY - 6.6%
Advanced Energy Industries Inc. (b) (c)	1,272	19,200
Ansoft Corp. (b) (c)	671	22,114
Atheros Communications Inc. (b) (c)	1,526	45,734
Hewlett-Packard Co.	2,629	130,910
Interwoven Inc. (b) (c)	1,235	17,581
Macrovision Corp. (b) (c)	1,536	37,844
Mentor Graphics Corp. (b) (c)	2,412	36,424
Sigma Designs Inc. (b) (c)	660	31,824
Sirenza Microdevices Inc. (b) (c)	1,471	25,438
Tyler Technologies Inc. (b) (c)	1,100	14,690
		381,759
MATERIALS - 7.5%
EI Du Pont de Nemours & Co.	2,228	110,433
HB Fuller Co. (b)	1,724	51,180
Louisiana-Pacific Corp. (b)	2,001	33,950
Metal Management Inc. (b)	763	41,329
Nucor Corp.	2,008	119,434
Rohm & Haas Co. (b)	852	47,409
Sonoco Products Co.	1,144	34,533
		438,268

TELECOMMUNICATION SERVICES - 13.7%
AT&T Inc.	5,204	220,198
BT Group Plc	12,012	75,449
PCCW Ltd. (b)	117,297	77,556
Qwest Communications International Inc. (b) (c)	13,015	119,213
Verizon Communications Inc.	4,810	212,975
Vodafone Group Plc	25,750	92,988
		798,379
UTILITIES - 1.5%
Cheung Kong Infrastructure Holdings Ltd. (b)	22,628	84,994

Total Common Stocks (cost $5,164,095)		5,786,924

RIGHTS - 0.0%
Citic Pacific Ltd. - Rights (e)	832	1

Total Rights (cost $0)		1

SHORT TERM INVESTMENTS - 16.9%
Mutual Funds - 0.6%
JNL Money Market Fund, 5.07% (a) (d)	33,287	33,287

Securities Lending Collateral - 16.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	949,587	949,587

Total Short Term Investments (cost $982,874)		982,874

Total Investments - 116.5% (cost $6,146,969)		6,769,798
Other Assets and Liabilities, Net - (16.5%)		(961,772)
Total Net Assets - 100%		$5,808,026

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 14.1%
American Eagle Outfitters Inc.	59	$1,554
Autoliv Inc.	16	932
Big Lots Inc. (c)	21	627
CBS Corp. - Class B	30	936
Compass Group Plc	313	1,932
DirecTV Group Inc. (c)	217	5,268
Dow Jones & Co. Inc.	25	1,493
EchoStar Communications Corp. (c)	40	1,868
General Motors Corp.	61	2,252
Genuine Parts Co.	20	975
GKN Plc	324	2,347
Guess? Inc. (b)	16	788
InterActiveCorp (c)	28	821
Leggett & Platt Inc.	39	755
Liberty Global Inc. - Class A (c)	36	1,464
Mattel Inc.	41	955

New York Times Co. - Class A (b)	39	766
Newell Rubbermaid Inc.	31	904
Phillips-Van Heusen	10	515
Priceline.com Inc. (b) (c)	11	965
Shaw Communications Inc.	57	1,427
Stanley Works	18	1,014
Starwood Hotels & Resorts Worldwide Inc.	15	896
Tempur-Pedic International Inc. (b)	23	838
VF Corp.	11	916
		33,208
CONSUMER STAPLES - 2.7%
Anheuser-Busch Cos. Inc.	19	943
ConAgra Foods Inc.	34	889
General Mills Inc.	16	935
Kimberly-Clark Corp. (b)	14	965
Kraft Foods Inc. - Class A	26	910
Loews Corp. - Carolina Group	14	1,190
NBTY Inc. (c)	13	515
		6,347
ENERGY - 6.2%
BP Plc	373	4,325
Chevron Corp.	13	1,235
Core Laboratories NV (b) (c)	6	803
ENI SpA	69	2,556
Royal Dutch Shell Plc - Class A	66	2,713
Statoil ASA	89	3,029
		14,661
FINANCIALS - 8.7%
ABN AMRO Holding NV	70	3,700
Banca Intesa San Paolo SpA	301	2,323
Barclays Plc	157	1,917
BOC Hong Kong Holdings Ltd.	660	1,671
Danske Bank A/S	51	2,082
HSBC Holdings Plc	125	2,310
ING Groep NV	52	2,304
Lloyds TSB Group Plc	203	2,257
Royal Bank of Scotland Group Plc	171	1,836
		20,400
HEALTH CARE - 1.7%
Abbott Laboratories	19	1,004
Illumina Inc. (b) (c)	12	648
Immucor Inc. (c)	16	571
Pfizer Inc.	68	1,669
		3,892
INDUSTRIALS - 5.7%
Citic Pacific Ltd.	515	3,286
Continental Airlines Inc. - Class B (b) (c)	16	526
COSCO Pacific Ltd.	718	2,272
General Electric Corp.	48	1,971
Manitowoc Co. Inc.	22	979

Paccar Inc.	24	2,059
Pitney Bowes Inc.	20	920
TeleTech Holdings Inc. (c)	20	483
Waste Management Inc.	25	945
		13,441
INFORMATION TECHNOLOGY - 33.8%
Akamai Technologies Inc. (b) (c)	27	789
CDW Corp. (c)	7	641
Check Point Software Technologies Ltd. (c)	24	596
Cisco Systems Inc. (c)	873	28,913
Infosys Technologies Ltd. - ADR	51	2,479
Lam Research Corp. (c)	13	712
Microsoft Corp.	406	11,956
Nvidia Corp. (b) (c)	151	5,462
Oracle Corp. (c)	543	11,765
Research In Motion Ltd. (c)	156	15,366
Varian Semiconductor Equipment Associates Inc. (c)	16	872
		79,551
MATERIALS - 5.2%
Albemarle Corp.	17	755
Allegheny Technologies Inc.	18	1,964
Louisiana-Pacific Corp. (b)	43	729
OM Group Inc. (c)	11	574
Potash Corp.	56	5,913
Rock-Tenn Co. - Class A	17	503
Rohm & Haas Co.	18	992
Sonoco Products Co.	24	715
		12,145
TELECOMMUNICATION SERVICES - 15.3%
AT&T Inc.	52	2,198
BT Group Plc	682	4,285
BT Group Plc - ADR	147	9,265
Deutsche Telekom AG	125	2,457
France Telecom SA	82	2,755
Millicom International Cellular SA (b) (c)	9	745
PCCW Ltd.	2,892	1,912
Royal KPN NV	161	2,797
Telecom Italia SpA	755	2,297
Verizon Communications Inc.	48	2,126
Vodafone Group Plc	1,460	5,272
		36,109
UTILITIES - 3.2%
Cheung Kong Infrastructure Holdings Ltd.	558	2,095
Endesa SA	50	2,839
Enel SpA	223	2,529
		7,463

Total Common Stocks (cost $198,674)		227,217

RIGHTS - 0.0%

Citic Pacific Ltd. - Rights (e)	21	-

Total Rights (cost $0)		-

SHORT TERM INVESTMENTS - 6.3%
Mutual Funds - 1.9%
JNL Money Market Fund, 5.07% (a) (d)	4,380	4,380

Securities Lending Collateral - 4.4%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	10,514	10,514

Total Short Term Investments (cost $14,894)		14,894

Total Investments - 102.9% (cost $213,568)		242,111
Other Assets and Liabilities, Net - (2.9%)		(6,795)
Total Net Assets - 100%		$235,316

JNL/Mellon Capital Management NYSE® International 25 Fund
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 5.1%
DaimlerChrysler AG (b)	22	$2,193

ENERGY - 23.7%
EnCana Corp.	30	1,851
Korea Electric Power Corp. - ADR	59	1,358
Norsk Hydro ASA - ADR	46	1,992
Petroleo Brasileiro SA - ADR	27	2,055
Repsol YPF SA - ADR (b)	39	1,394
Royal Dutch Shell Plc - ADR	19	1,599
		10,249
FINANCIALS - 29.0%
ABN AMRO Holding NV - ADR	40	2,084
Aegon NV - ADR	71	1,349
Allianz SE - ADR	66	1,530
AXA SA - ADR	33	1,461
ING Groep NV - ADR	30	1,336
Kookmin Bank - ADR	17	1,415
Manulife Financial Corp.	40	1,662
Sun Life Financial Services of Canada Inc. (b)	32	1,694
		12,531
INDUSTRIALS - 2.9%
Matsushita Electric Industrial Co. Ltd. - ADR	67	1,247

MATERIALS - 17.3%
Arcelor Mittal - ADR	33	2,605
Barrick Gold Corp.	46	1,834
POSCO Inc. - ADR (b)	17	3,055
		7,494
TELECOMMUNICATION SERVICES - 20.7%
BCE Inc. (b)	51	2,054

Deutsche Telekom AG - ADR	74	1,446
France Telecom SA - ADR	48	1,618
Nippon Telegraph & Telephone Corp. - ADR (b)	55	1,274
NTT DoCoMo Inc. - ADR (b)	85	1,214
Telecom Italia SpA - ADR	44	1,333
		8,939

Total Common Stocks (cost $39,161)		42,653

SHORT TERM INVESTMENTS - 18.5%
Mutual Funds - 2.2%
JNL Money Market Fund, 5.07% (a) (d)	930	930

Securities Lending Collateral - 16.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	7,072	7,072

Total Short Term Investments (cost $8,002)		8,002

Total Investments - 117.2% (cost $47,163)		50,655
Other Assets and Liabilities, Net - (17.2%)		(7,452)
Total Net Assets - 100%		$43,203

JNL/Mellon Capital Management Nasdaq® 15 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 8.1%
American Eagle Outfitters Inc.	33	$857
EchoStar Communications Corp. (c)	63	2,949
InterActiveCorp (b) (c)	42	1,261
Liberty Global Inc. - Class A (c)	55	2,255
		7,322
INDUSTRIALS - 3.6%
Paccar Inc. (b)	38	3,217

INFORMATION TECHNOLOGY - 86.7%
CDW Corp. (c)	12	1,008
Check Point Software Technologies Ltd. (c)	37	939
Cisco Systems Inc. (c)	683	22,629
Infosys Technologies Ltd. - ADR (b)	80	3,895
Lam Research Corp. (c)	20	1,084
Microsoft Corp.	635	18,706
Nvidia Corp. (c)	83	2,994
Oracle Corp. (c)	850	18,407
Research In Motion Ltd. (c)	90	8,850
		78,512
TELECOMMUNICATION SERVICES - 1.3%
Millicom International Cellular SA (c)	14	1,170

Total Common Stocks (cost $76,686)		90,221

SHORT TERM INVESTMENTS - 8.9%

Mutual Funds - 1.4%
JNL Money Market Fund, 5.07% (a) (d)	1,260	1,260

Securities Lending Collateral - 7.5%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	6,767	6,767

Total Short Term Investments (cost $8,027)		8,027

Total Investments - 108.6% (cost $84,713)		98,248
Other Assets and Liabilities, Net - (8.6%)		(7,754)
Total Net Assets - 100%		$90,494

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 99.5%
ENERGY - 99.0%
Anadarko Petroleum Corp.	145	$7,803
Apache Corp.	102	9,156
Atwood Oceanics Inc. (b) (c)	10	742
Baker Hughes Inc. (b)	99	8,981
Berry Petroleum Co. - Class A (b)	13	532
BJ Services Co.	90	2,381
Bristow Group Inc. (c)	6	244
Cabot Oil & Gas Corp. - Class A	29	1,022
Cameron International Corp. (b) (c)	33	3,069
Cheniere Energy Inc. (b) (c)	14	561
Chesapeake Energy Corp. (b)	138	4,878
Chevron Corp.	542	50,694
Cimarex Energy Co.	23	854
Comstock Resources Inc. (b) (c)	17	532
ConocoPhillips	387	33,958
Core Laboratories NV (b) (c)	7	838
Crosstex Energy Inc. (b)	18	665
Delta Petroleum Corp. (b) (c)	17	301
Denbury Resources Inc. (c)	36	1,606
Devon Energy Corp.	129	10,737
Diamond Offshore Drilling Inc. (b)	20	2,273
Dresser-Rand Group Inc. (c)	28	1,177
El Paso Corp.	219	3,711
Encore Acquisition Co. (b) (c)	13	426
ENSCO International Inc. (b)	45	2,539
EOG Resources Inc.	75	5,456
EXCO Resources Inc. (b) (c)	32	527
Exterran Holdings Inc. (b) (c)	21	1,666
Exxon Mobil Corp.	1,232	114,042
FMC Technologies Inc. (c)	40	2,298
Forest Oil Corp. (c)	22	933
Frontier Oil Corp.	36	1,491
Global Industries Ltd. (c)	30	784
GlobalSantaFe Corp.	70	5,347
Grant Prideco Inc. (c)	39	2,137

Grey Wolf Inc. (b) (c)	73	481
Halliburton Co.	276	10,589
Helix Energy Solutions Group Inc. (b) (c)	27	1,145
Helmerich & Payne Inc. (b)	26	869
Hess Corp.	87	5,798
Holly Corp.	13	776
Marathon Oil Corp.	213	12,149
Mariner Energy Inc. (b) (c)	21	445
Murphy Oil Corp. (b)	53	3,723
Nabors Industries Ltd. (b) (c)	85	2,616
National Oilwell Varco Inc. (c)	55	7,908
Newfield Exploration Co. (c)	40	1,927
Newpark Resources Inc. (b) (c)	48	256
Noble Corp.	84	4,106
Noble Energy Inc.	51	3,601
Occidental Petroleum Corp.	259	16,601
Oceaneering International Inc. (c)	17	1,321
Oil States International Inc. (b) (c)	17	844
Parker Drilling Co. (b) (c)	47	380
Patterson-UTI Energy Inc. (b)	51	1,142
Penn Virginia Corp.	14	618
Petrohawk Energy Corp. (c)	55	908
Pioneer Natural Resources Co. (b)	38	1,715
Plains Exploration & Production Co. (c)	20	884
Pogo Producing Co. (b)	18	944
Pride International Inc. (c)	51	1,879
Quicksilver Resources Inc. (b) (c)	15	705
Range Resources Corp.	46	1,854
Rowan Cos. Inc. (b)	35	1,298
Schlumberger Ltd.	301	31,607
SEACOR Holdings Inc. (b) (c)	9	811
Smith International Inc. (b)	62	4,447
Southwestern Energy Co. (c)	52	2,171
St. Mary Land & Exploration Co. (b)	17	610
Stone Energy Corp. (c)	6	258
Sunoco Inc.	37	2,594
Superior Energy Services Inc. (c)	22	794
Swift Energy Co. (c)	11	469
Tesoro Corp.	42	1,927
Tetra Technologies Inc. (b) (c)	27	561
Tidewater Inc. (b)	16	1,009
Transocean Inc. (c)	89	10,021
Ultra Petroleum Corp. (c)	46	2,843
Unit Corp. (c)	13	614
Valero Energy Corp.	170	11,414
Weatherford International Ltd. (c)	104	6,963
W-H Energy Services Inc. (c)	11	805
Whiting Petroleum Corp. (c)	15	676
XTO Energy Inc.	118	7,313
		459,750

INFORMATION TECHNOLOGY - 0.1%
ION Geophysical Corp. (b) (c)	30	420

UTILITIES - 0.4%
Dynegy Inc. (b) (c)	129	1,196
OGE Energy Corp.	25	841
		2,037

Total Common Stocks (cost $357,869)		462,207

SHORT TERM INVESTMENTS - 8.3%
Mutual Funds - 0.7%
JNL Money Market Fund, 5.07% (a) (d)	3,336	3,336

Securities Lending Collateral - 7.6%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	35,360	35,360

Total Short Term Investments (cost $38,696)		38,696

Total Investments - 107.8% (cost $396,565)		500,903
Other Assets and Liabilities, Net - (7.8%)		(36,087)
Total Net Assets - 100%		$464,816

JNL/Mellon Capital Management S&P® 10 Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 24.5%
General Motors Corp. (b)	2,926	$107,386
Hilton Hotels Corp.	2,480	115,279
		222,665
CONSUMER STAPLES - 9.4%
Safeway Inc. (b)	2,585	85,584

ENERGY - 12.4%
Marathon Oil Corp.	1,973	112,497

FINANCIALS - 10.2%
Goldman Sachs Group Inc.	429	93,056

INDUSTRIALS - 11.1%
Lockheed Martin Corp. (b)	934	101,312

INFORMATION TECHNOLOGY - 11.3%
Hewlett-Packard Co.	2,070	103,087

MATERIALS - 10.3%
Nucor Corp. (b)	1,581	94,035

TELECOMMUNICATION SERVICES - 10.3%
Qwest Communications International Inc. (b) (c)	10,242	93,819

Total Common Stocks (cost $776,258)		906,055

SHORT TERM INVESTMENTS - 20.4%
Mutual Funds - 0.4%
JNL Money Market Fund, 5.07% (a) (d)	3,515	3,515

Securities Lending Collateral - 20.0%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	182,129	182,129

Total Short Term Investments (cost $185,644)		185,644

Total Investments - 119.9% (cost $961,902)		1,091,699
Other Assets and Liabilities, Net - (19.9%)		(181,091)
Total Net Assets - 100%		$910,608

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 10.7%
DirecTV Group Inc. (c)	47	$1,131
Lennar Corp.	5	106
Nike Inc. - Class B	14	831
		2,068
CONSUMER STAPLES - 11.7%
Coca-Cola Co.	36	2,083
Estee Lauder Cos. Inc.	2	83
UST Inc. (b)	2	123
		2,289
ENERGY - 11.7%
Exxon Mobil Corp.	23	2,101
Marathon Oil Corp.	3	156
Sunoco Inc.	-	34
		2,291
FINANCIALS - 20.8%
American Express Co.	53	3,145
Moody's Corp.	12	619
Safeco Corp.	5	312
		4,076
HEALTH CARE - 11.4%
Pfizer Inc.	80	1,946
Waters Corp. (c)	1	76
Zimmer Holdings Inc. (c)	3	215
		2,237
INDUSTRIALS - 12.7%
Emerson Electric Co.	30	1,595
Rockwell Automation Inc.	6	432
Rockwell Collins Inc.	6	460
		2,487
INFORMATION TECHNOLOGY - 16.3%
Agilent Technologies Inc. (c)	3	111
Google Inc. - Class A (c)	2	935

Microsoft Corp.	73	2,144
		3,190
UTILITIES - 3.9%
Entergy Corp.	3	280
FirstEnergy Corp.	4	253
PPL Corp.	5	222
		755

Total Common Stocks (cost $18,464)		19,393

SHORT TERM INVESTMENTS - 1.6%
Mutual Funds - 1.0%
JNL Money Market Fund, 5.07% (a) (d)	192	192

Securities Lending Collateral - 0.6%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	122	122

Total Short Term Investments (cost $314)		314

Total Investments - 100.8% (cost $18,778)		19,707
Other Assets and Liabilities, Net - (0.8%)		(160)
Total Net Assets - 100%		$19,547

JNL/Mellon Capital Management S&P® SMid 60 Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 12.1%
ArvinMeritor Inc. (b)	40	$672
Belo Corp. (b)	39	685
Jo-Ann Stores Inc. (c)	15	312
Kellwood Co.	11	190
Lee Enterprises Inc. (b)	23	363
Meritage Corp. (b) (c)	8	114
Monaco Coach Corp.	25	354
Scholastic Corp. (b) (c)	20	699
Standard Motor Products Inc.	24	221
		3,610
CONSUMER STAPLES - 1.8%
Nash Finch Co.	13	522

ENERGY - 7.3%
Pogo Producing Co. (b)	15	818
SEACOR Holdings Inc. (b) (c)	4	355
Tidewater Inc. (b)	15	970
		2,143
FINANCIALS - 23.2%
American Financial Group Inc.	20	564
AmeriCredit Corp. (b) (c)	28	493
BankUnited Financial Corp. - Class A	13	196
Central Pacific Financial Corp. (b)	9	267
Delphi Financial Group	9	361

Downey Financial Corp. (b)	5	287
Everest Re Group Ltd.	7	802
FirstFed Financial Corp. (b) (c)	5	265
Flagstar Bancorp Inc. (b)	24	236
Fremont General Corp. (b)	23	90
Horace Mann Educators Corp.	35	695
Piper Jaffray Cos. (b) (c)	5	285
PMI Group Inc.	15	492
ProAssurance Corp. (c)	7	387
Protective Life Corp.	15	639
StanCorp Financial Group Inc.	16	788
		6,847
HEALTH CARE - 2.3%
Millennium Pharmaceuticals Inc. (b) (c)	66	667

INDUSTRIALS - 6.6%
DRS Technologies Inc.	14	758
SkyWest Inc.	14	347
Tredegar Corp.	16	272
Triumph Group Inc.	7	558
		1,935
INFORMATION TECHNOLOGY - 15.2%
Agilysis Inc.	17	295
Arrow Electronics Inc. (c)	22	939
Avnet Inc. (c)	28	1,109
Brooks Automation Inc. (c)	25	357
CTS Corp.	23	294
MKS Instruments Inc. (c)	16	301
Palm Inc. (b) (c)	51	834
Pericom Semiconductor Corp. (c)	31	369
		4,498
MATERIALS - 7.8%
Buckeye Technologies Inc. (b) (c)	29	443
Chemtura Corp.	75	663
PolyOne Corp. (b) (c)	47	354
Sensient Technologies Corp.	29	833
		2,293
UTILITIES - 22.9%
Atmos Energy Corp.	11	314
Avista Corp.	14	285
Black Hills Corp. (b)	19	784
Energy East Corp.	29	784
IDACORP Inc. (b)	19	608
Pepco Holdings Inc.	27	741
PNM Resources Inc.	23	539
Puget Energy Inc. (b)	28	689
SCANA Corp. (b)	17	675
Sierra Pacific Resources	43	672
Westar Energy Inc. (b)	27	670
		6,761

Total Common Stocks (cost $31,191)		29,276

SHORT TERM INVESTMENTS - 32.9%
Mutual Funds - 6.2%
JNL Money Market Fund, 5.07% (a) (d)	1,826	1,826

Securities Lending Collateral - 26.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	7,882	7,882

Total Short Term Investments (cost $9,708)		9,708

Total Investments - 132.1% (cost $40,899)		38,984
Other Assets and Liabilities, Net - (32.1%)		(9,474)
Total Net Assets - 100%		$29,510

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 16.8%
Brown Shoe Co. Inc.	881	$17,097
Buckle Inc. (b)	593	22,501
Buffalo Wild Wings Inc. (b) (c)	352	13,296
Group 1 Automotive Inc. (b)	493	16,535
Gymboree Corp. (b) (c)	649	22,861
Interface Inc.	1,086	19,596
Movado Group Inc. (b)	390	12,458
		124,344
CONSUMER STAPLES - 2.4%
SunOpta Inc. (b) (c)	1,171	16,967

ENERGY - 10.4%
Dril-Quip Inc. (b) (c)	815	40,238
Tetra Technologies Inc. (b) (c)	1,474	31,162
VAALCO Energy Inc. (b) (c)	1,191	5,445
		76,845
FINANCIALS - 6.4%
Capital Trust Inc. - Class A (b)	357	12,687
Cascade Bancorp (b)	577	12,842
SWS Group Inc. (b)	553	9,788
World Acceptance Corp. (b) (c)	360	11,901
		47,218
HEALTH CARE - 1.1%
Noven Pharmaceuticals Inc. (b) (c)	495	7,888

INDUSTRIALS - 29.7%
American Woodmark Corp. (b)	319	7,919
Ameron International Corp. (b)	182	19,238
Belden CDT Inc. (b)	903	42,371
Clean Harbors Inc. (b) (c)	401	17,843
EMCOR Group Inc. (b) (c)	1,300	40,782

II-VI Inc. (b) (c)	598	20,655
Ladish Co. Inc. (b) (c)	290	16,087
Lindsay Manufacturing Co. (b)	239	10,464
Valmont Industries Inc. (b)	524	44,498
		219,857
INFORMATION TECHNOLOGY - 24.1%
Advanced Energy Industries Inc. (b) (c)	916	13,830
Ansoft Corp. (b) (c)	485	15,992
Atheros Communications Inc. (b) (c)	1,080	32,360
Interwoven Inc. (b) (c)	892	12,690
Macrovision Corp. (b) (c)	1,085	26,720
Mentor Graphics Corp. (b) (c)	1,699	25,660
Sigma Designs Inc. (b) (c)	468	22,558
Sirenza Microdevices Inc. (b) (c)	1,040	17,977
Tyler Technologies Inc. (b) (c)	794	10,603
		178,390
MATERIALS - 8.9%
HB Fuller Co. (b)	1,223	36,287
Metal Management Inc. (b)	538	29,147
		65,434

Total Common Stocks (cost $698,589)		736,943

SHORT TERM INVESTMENTS - 26.8%
Mutual Funds - 0.5%
JNL Money Market Fund, 5.07% (a) (d)	3,846	3,846

Securities Lending Collateral - 26.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	194,527	194,527

Total Short Term Investments (cost $198,373)		198,373

Total Investments - 126.6% (cost $896,962)		935,316
Other Assets and Liabilities, Net - (26.6%)		(196,251)
Total Net Assets - 100%		$739,065

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 99.0%
HEALTH CARE - 0.2%
Cerner Corp. (b) (c)	2	$127

INDUSTRIALS - 0.8%
First Solar Inc. (c)	1	149
IKON Office Solutions Inc.	4	51
Pitney Bowes Inc.	8	363
SAIC Inc. (c)	4	80
		643
INFORMATION TECHNOLOGY - 96.6%
3Com Corp. (c)	13	66
ACI Worldwide Inc. (b) (c)	1	26

Actel Corp. (c)	1	10
Adaptec Inc. (c)	5	20
ADC Telecommunications Inc. (c)	4	83
Adobe Systems Inc. (c)	21	907
ADTRAN Inc. (b)	2	48
Advanced Micro Devices Inc. (b) (c)	19	255
Advent Software Inc. (b) (c)	1	29
Agilysis Inc.	1	21
Akamai Technologies Inc. (b) (c)	6	167
Altera Corp.	12	301
Amdocs Ltd. (c)	7	258
Amkor Technology Inc. (b) (c)	4	41
Analog Devices Inc. (b)	11	413
Andrew Corp. (c)	6	79
Ansys Inc. (c)	3	88
Apple Inc. (c)	31	4,704
Applied Materials Inc.	49	1,021
Applied Micro Circuits Corp. (b) (c)	8	26
Ariba Inc. (c)	3	32
Arris Group Inc. (c)	4	45
Asyst Technologies Inc. (c)	1	6
Atheros Communications Inc. (c)	2	66
Atmel Corp. (c)	15	77
ATMI Inc. (c)	1	38
Autodesk Inc. (c)	8	404
Avaya Inc. (c)	17	280
Avocent Corp. (c)	2	46
Axcelis Technologies Inc. (c)	3	15
BEA Systems Inc. (c)	14	189
BMC Software Inc. (c)	7	220
Borland Software Corp. (b) (c)	2	8
Brightpoint Inc. (c)	2	23
Broadcom Corp. - Class A (c)	16	600
Brocade Communications Systems Inc. (c)	13	115
Brooks Automation Inc. (c)	2	35
CA Inc.	15	379
Cabot Microelectronics Corp. (c)	1	34
CACI International Inc. - Class A (c)	1	54
Cadence Design Systems Inc. (b) (c)	10	213
C-COR Inc. (c)	2	19
CDW Corp. (c)	2	188
Check Point Software Technologies Ltd. (c)	7	165
Ciber Inc. (c)	1	10
Ciena Corp. (b) (c)	3	111
Cirrus Logic Inc. (b) (c)	3	17
Cisco Systems Inc. (c)	216	7,161
Citrix Systems Inc. (c)	6	262
Cognizant Technology Solutions Corp. (c)	5	402
Cohu Inc.	1	11
Computer Sciences Corp. (c)	6	345

Compuware Corp. (c)	12	94
Conexant Systems Inc. (b) (c)	20	24
Corning Inc.	56	1,374
Cree Inc. (b) (c)	3	90
CSG Systems International Inc. (c)	1	29
Cymer Inc. (c)	1	49
Cypress Semiconductor Corp. (b) (c)	5	156
Dell Inc. (c)	71	1,973
Diebold Inc.	2	106
Digital River Inc. (c)	1	60
DSP Group Inc. (c)	1	14
DST Systems Inc. (b) (c)	2	155
Dycom Industries Inc. (c)	1	39
Earthlink Inc. (c)	5	36
Electronic Data Systems Corp.	18	389
Electronics for Imaging Inc. (c)	2	56
EMC Corp. (c)	75	1,555
Emulex Corp. (c)	3	55
Entegris Inc. (b) (c)	4	39
Equinix Inc. (b) (c)	1	81
Exar Corp. (c)	1	17
Extreme Networks (c)	4	14
F5 Networks Inc. (c)	3	105
Fair Isaac Corp. (b)	2	72
Fairchild Semiconductor International Inc. (c)	4	83
Finisar Corp. (b) (c)	8	22
FormFactor Inc. (c)	1	65
Foundry Networks Inc. (c)	5	81
Gartner Inc. - Class A (c)	2	58
Gateway Inc. (b) (c)	9	16
Google Inc. - Class A (c)	8	4,640
Harmonic Inc. (c)	3	33
Harris Corp.	5	282
Hewlett-Packard Co.	93	4,635
Hutchinson Technology Inc. (b) (c)	1	19
Imation Corp.	1	31
Informatica Corp. (c)	3	43
InfoSpace Inc.	1	21
Ingram Micro Inc. - Class A (c)	5	99
Insight Enterprises Inc. (c)	2	52
Integrated Device Technology Inc. (c)	7	108
Intel Corp.	207	5,346
InterDigital Inc. (c)	1	31
Intermec Inc. (b) (c)	2	44
International Business Machines Corp. (b)	49	5,719
International Rectifier Corp. (c)	3	91
Intersil Corp.	5	157
Interwoven Inc. (c)	1	17
Intuit Inc. (c)	11	330
j2 Global Communications Inc. (b) (c)	2	58

Jack Henry & Associates Inc.	3	79
JDA Software Group Inc. (c)	1	23
JDS Uniphase Corp. (b) (c)	7	110
Juniper Networks Inc. (c)	18	672
KLA-Tencor Corp.	7	384
Kulicke & Soffa Industries Inc. (c)	2	17
Lam Research Corp. (c)	5	245
Lattice Semiconductor Corp. (c)	3	14
Lexmark International Inc. (c)	3	140
Linear Technology Corp. (b)	8	287
LSI Logic Corp. (b) (c)	27	199
LTX Corp. (c)	1	5
Macrovision Corp. (c)	2	44
Marvell Tech Group Ltd. (c)	16	264
Maxim Integrated Products Inc.	12	339
McAfee Inc. (c)	6	192
MEMC Electronic Materials Inc. (c)	8	468
Mentor Graphics Corp. (c)	3	45
Micrel Inc.	2	24
Microchip Technology Inc. (b)	8	283
Micron Technology Inc. (b) (c)	26	290
Micros Systems Inc. (c)	1	95
Microsemi Corp. (b) (c)	3	75
Microsoft Corp.	296	8,727
Motorola Inc.	82	1,528
MRV Communications Inc. (b) (c)	3	8
National Semiconductor Corp.	10	266
NCR Corp. (c)	6	320
Network Appliance Inc. (c)	13	345
Novell Inc. (c)	12	93
Novellus Systems Inc. (c)	4	122
Nuance Communications Inc. (c)	6	108
Nvidia Corp. (b) (c)	19	697
Omnivision Technologies Inc. (b) (c)	2	39
ON Semiconductor Corp. (c)	10	128
Openwave Systems Inc.	3	12
Oracle Corp. (c)	140	3,023
Palm Inc. (b) (c)	3	51
Parametric Technology Corp. (c)	4	72
Perot Systems Corp. (c)	3	51
Photronics Inc. (c)	1	13
Plantronics Inc.	2	46
PMC - Sierra Inc. (b) (c)	7	59
Polycom Inc. (c)	3	84
Progress Software Corp. (c)	1	39
QLogic Corp. (c)	5	69
QUALCOMM Inc.	60	2,517
Quantum Corp. (c)	6	20
Quest Software Inc. (c)	2	37
Rambus Inc. (b) (c)	3	62

RealNetworks Inc. (c)	3	23
Red Hat Inc. (b) (c)	7	130
RF Micro Devices Inc. (b) (c)	7	44
S1 Corp. (c)	1	13
Salesforce.com Inc. (c)	4	183
SanDisk Corp. (b) (c)	8	452
SAVVIS Inc. (c)	1	37
Seagate Technology Inc.	19	488
Semtech Corp. (c)	2	47
Silicon Image Inc. (c)	3	13
Silicon Laboratories Inc. (c)	2	87
Silicon Storage Technology Inc. (b) (c)	2	7
SiRF Technology Holdings Inc. (b) (c)	2	49
Skyworks Solutions Inc. (c)	5	48
SonicWALL Inc. (c)	2	19
Sonus Networks Inc. (b) (c)	9	53
SRA International Inc. - Class A (b) (c)	1	41
Sun Microsystems Inc. (c)	125	702
Sybase Inc. (c)	3	77
Sycamore Networks Inc. (c)	6	23
Symantec Corp. (c)	32	612
Synopsys Inc. (c)	5	133
Tech Data Corp. (c)	2	85
Tekelec (b) (c)	2	26
Tellabs Inc. (c)	14	129
Teradyne Inc. (c)	7	94
Tessera Technologies Inc. (c)	2	65
Texas Instruments Inc.	51	1,877
TIBCO Software Inc. (c)	7	51
Trident Microsystems Inc. (b) (c)	2	35
Triquint Semiconductor Inc. (c)	6	28
Unisys Corp. (c)	12	81
United Online Inc. (b)	2	35
UTStarcom Inc. (b) (c)	3	10
Varian Semiconductor Equipment Associates Inc. (c)	3	158
VeriFone Holdings Inc. (c)	2	99
VeriSign Inc. (b) (c)	9	299
Vignette Corp. (c)	1	16
Websense Inc. (c)	2	32
Western Digital Corp. (c)	8	195
Wind River Systems Inc. (c)	3	29
Xerox Corp. (c)	33	573
Xilinx Inc. (b)	10	269
Yahoo! Inc. (c)	45	1,220
Zoran Corp. (c)	2	34
		80,347
TELECOMMUNICATION SERVICES - 1.4%
American Tower Corp. (c)	15	640
Crown Castle International Corp. (c)	10	407
SBA Communications Corp. (c)	3	122

		1,169

Total Common Stocks (cost $71,290)		82,286

SHORT TERM INVESTMENTS - 15.3%
Mutual Funds - 1.8%
JNL Money Market Fund, 5.07% (a) (d)	1,461	1,461

Securities Lending Collateral - 13.5%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	11,299	11,299

Total Short Term Investments (cost $12,760)		12,760

Total Investments - 114.3% (cost $84,050)		95,046
Other Assets and Liabilities, Net - (14.3%)		(11,885)
Total Net Assets - 100%		$83,161

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 8.6%
American Eagle Outfitters Inc. (b)	80	$2,102
Big Lots Inc. (b) (c)	28	849
Brown Shoe Co. Inc.	74	1,445
Buckle Inc. (b)	50	1,913
Buffalo Wild Wings Inc. (b) (c)	30	1,126
DirecTV Group Inc. (b) (c)	456	11,084
EchoStar Communications Corp. (b) (c)	54	2,550
Group 1 Automotive Inc. (b)	42	1,398
Guess? Inc. (b)	22	1,086
Gymboree Corp. (c)	55	1,943
InterActiveCorp (b) (c)	38	1,113
Interface Inc.	91	1,651
Lennar Corp. (b)	16	373
Liberty Global Inc. - Class A (b) (c)	48	1,975
Movado Group Inc.	33	1,055
Nike Inc. - Class B (b)	51	2,974
Phillips-Van Heusen	13	699
Priceline.com Inc. (b) (c)	15	1,322
Tempur-Pedic International Inc. (b)	32	1,135
		37,793
CONSUMER STAPLES - 2.3%
Coca-Cola Co.	128	7,373
Estee Lauder Cos. Inc.	7	280
NBTY Inc. (b) (c)	16	658
SunOpta Inc. (b) (c)	99	1,437
UST Inc. (b)	9	458
		10,206
ENERGY - 7.0%
BP Plc	292	3,386
Core Laboratories NV (b) (c)	8	1,079

Dril-Quip Inc. (b) (c)	69	3,425
ENI SpA	96	3,571
Exxon Mobil Corp.	80	7,434
Marathon Oil Corp.	9	532
Royal Dutch Shell Plc - Class A (b)	93	3,845
Statoil ASA	126	4,290
Sunoco Inc.	2	133
Tetra Technologies Inc. (b) (c)	126	2,655
VAALCO Energy Inc. (b) (c)	97	443
		30,793
FINANCIALS - 10.2%
ABN AMRO Holding NV	100	5,282
American Express Co.	187	11,123
Banca Intesa San Paolo SpA	420	3,243
Barclays Plc	220	2,678
Capital Trust Inc. - Class A (b)	30	1,065
Cascade Bancorp (b)	49	1,094
Danske Bank A/S	73	2,947
HSBC Holdings Plc	174	3,224
ING Groep NV	73	3,221
Lloyds TSB Group Plc	284	3,150
Moody's Corp. (b)	44	2,205
Royal Bank of Scotland Group Plc	242	2,598
Safeco Corp. (b)	18	1,075
SWS Group Inc.	48	842
World Acceptance Corp. (b) (c)	30	999
		44,746
HEALTH CARE - 5.1%
Illumina Inc. (b) (c)	17	898
Immucor Inc. (c)	21	752
Noven Pharmaceuticals Inc. (b) (c)	43	680
Pfizer Inc.	781	19,067
Waters Corp. (c)	4	243
Zimmer Holdings Inc. (c)	9	759
		22,399
INDUSTRIALS - 11.3%
American Woodmark Corp. (b)	27	668
Ameron International Corp. (b)	15	1,603
Belden CDT Inc.	76	3,586
Caterpillar Inc.	214	16,793
Clean Harbors Inc. (c)	34	1,507
Continental Airlines Inc. - Class B (b) (c)	22	730
EMCOR Group Inc. (c)	110	3,457
Emerson Electric Co.	106	5,647
II-VI Inc. (c)	51	1,764
Ladish Co. Inc. (b) (c)	25	1,380
Lindsay Manufacturing Co. (b)	20	859
Manitowoc Co. Inc.	30	1,318
Paccar Inc. (b)	33	2,774
Rockwell Automation Inc. (b)	22	1,558

Rockwell Collins Inc.	23	1,648
TeleTech Holdings Inc. (c)	27	655
Valmont Industries Inc. (b)	44	3,763
		49,710
INFORMATION TECHNOLOGY - 36.9%
Advanced Energy Industries Inc. (c)	79	1,186
Agilent Technologies Inc. (c)	10	382
Akamai Technologies Inc. (b) (c)	38	1,079
Ansoft Corp. (c)	41	1,345
Atheros Communications Inc. (b) (c)	91	2,719
CDW Corp. (b) (c)	10	887
Check Point Software Technologies Ltd. (c)	33	826
Cisco Systems Inc. (c)	1,179	39,045
Google Inc. - Class A (c)	6	3,345
Hewlett-Packard Co.	315	15,666
Infosys Technologies Ltd. - ADR (b)	69	3,356
Interwoven Inc. (c)	75	1,072
Lam Research Corp. (c)	18	960
Macrovision Corp. (c)	92	2,273
Mentor Graphics Corp. (b) (c)	143	2,155
Microsoft Corp.	1,244	36,647
Nvidia Corp. (c)	203	7,355
Oracle Corp. (c)	734	15,892
Research In Motion Ltd. (c)	211	20,753
Sigma Designs Inc. (b) (c)	40	1,918
Sirenza Microdevices Inc. (c)	88	1,520
Tyler Technologies Inc. (c)	66	876
Varian Semiconductor Equipment Associates Inc. (c)	22	1,166
		162,423
MATERIALS - 4.2%
Albemarle Corp. (b)	22	979
Allegheny Technologies Inc.	24	2,667
HB Fuller Co.	103	3,049
Metal Management Inc.	45	2,448
OM Group Inc. (c)	15	809
Potash Corp.	75	7,964
Rock-Tenn Co. - Class A	24	680
		18,596
TELECOMMUNICATION SERVICES - 11.7%
AT&T Inc.	375	15,853
BT Group Plc	422	2,649
BT Group Plc - ADR	210	13,166
Deutsche Telekom AG	176	3,454
France Telecom SA (b)	116	3,902
Millicom International Cellular SA (b) (c)	12	1,007
Royal KPN NV	228	3,964
Telecom Italia SpA	1,054	3,206
Vodafone Group Plc	1,159	4,186
		51,387
UTILITIES - 2.3%
Endesa SA	69	3,969
Enel SpA (b)	312	3,533
Entergy Corp.	9	996
FirstEnergy Corp.	14	899
PPL Corp.	17	768
		10,165

Total Common Stocks (cost $379,023)		438,218

SHORT TERM INVESTMENTS - 13.9%
Mutual Funds - 0.6%
JNL Money Market Fund, 5.07% (a) (d)	2,532	2,532

Securities Lending Collateral - 13.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	58,470	58,470

Total Short Term Investments (cost $61,002)		61,002

Total Investments - 113.5% (cost $440,025)		499,220
Other Assets and Liabilities, Net - (13.5%)		(59,288)
Total Net Assets - 100%		$439,932

JNL/Mellon Capital Management Value Line® 25 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 15.9%
American Eagle Outfitters Inc. (b)	648	$17,041
Big Lots Inc. (b) (c)	362	10,817
DirecTV Group Inc. (c)	3,702	89,890
Guess? Inc. (b)	277	13,603
Phillips-Van Heusen (b)	169	8,862
Priceline.com Inc. (b) (c)	188	16,691
Tempur-Pedic International Inc. (b)	401	14,348
		171,252
CONSUMER STAPLES - 0.8%
NBTY Inc. (b) (c)	213	8,657

ENERGY - 1.3%
Core Laboratories NV (b) (c)	107	13,622

HEALTH CARE - 1.9%
Illumina Inc. (b) (c)	215	11,129
Immucor Inc. (b) (c)	273	9,745
		20,874
INDUSTRIALS - 3.1%
Continental Airlines Inc. - Class B (b) (c)	272	8,968
Manitowoc Co. Inc.	374	16,552
TeleTech Holdings Inc. (b) (c)	345	8,256
		33,776
INFORMATION TECHNOLOGY - 46.6%
Akamai Technologies Inc. (b) (c)	476	13,688
Cisco Systems Inc. (c)	7,459	246,977
Nvidia Corp. (c)	1,673	60,615
Research In Motion Ltd. (c)	1,683	165,908
Varian Semiconductor Equipment Associates Inc. (b) (c)	276	14,783
		501,971
MATERIALS - 15.4%
Albemarle Corp. (b)	289	12,788
Allegheny Technologies Inc.	305	33,496
OM Group Inc. (b) (c)	187	9,888
Potash Corp. (b)	955	100,923
Rock-Tenn Co. - Class A (b)	290	8,376
		165,471
TELECOMMUNICATION SERVICES - 14.7%
BT Group Plc - ADR	2,518	158,183

Total Common Stocks (cost $841,326)		1,073,806

SHORT TERM INVESTMENTS - 11.9%
Mutual Funds - 0.7%
JNL Money Market Fund, 5.07% (a) (d)	7,786	7,786

Securities Lending Collateral - 11.2%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	120,883	120,883

Total Short Term Investments (cost $128,669)		128,669

Total Investments - 111.6% (cost $969,995)		1,202,475
Other Assets and Liabilities, Net - (11.6%)		(124,816)
Total Net Assets - 100%		$1,077,659

The accompanying notes are an integral part of these Financial Statements.

Notes to the Schedules of Investments:
(a) Investment in affiliate.
(b) All or portion of the security has been loaned.
(c) Non-income producing security.
(d) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of September 30, 2007.
(e) Security fair valued in good faith in accordance with the procedures established by the Board of Managers. As of September 30, 2007, the percentage of net assets and dollar amounts (unrounded) invested in fair valued securities were as follows: JNL/Mellon Capital Management Global 15 Fund - 0.0% ($1,169);
JNL/Mellon Capital Management JNL 5 Fund - 0.0% ($1,071); JNL/Mellon Capital Management JNL Optimized 5 Fund - 0.0% ($27).

Abbreviations:
ADR - American Depository Receipt
"-" Amount rounds to less than one thousand.

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange
("NYSE") is open for trading. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange which the security is principally traded or final bid price in the absence of a sale. Investments in mutual funds and the securities lending collateral investment are valued at the net asset value per share determined as of the close of the NYSE on the valuation date.
Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Exchange traded options are valued by approved pricing services as of the close of business on the local exchange.
Futures contracts are valued based upon their quoted daily settlement price. In the event that the settlement price is unavailable, the closing price will be used for valuation. Forward currency contracts are marked-to-market daily based on the forward currency exchange rates determined as of the close of the NYSE.

Pursuant to procedures adopted by the Trust's Board of Managers ("Board"), the Funds may utilize international Fair Value Pricing ("FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S.
securities markets prior to the opening of foreign markets on the following day, as well as company specific or geography specific developments. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the fund holdings, such that shareholder transactions receive a fair net asset value.

A security for which no quotations are readily available or a quotation is not reflective of the value of such security shall be "fair valued" pursuant to the Board approved procedures. In general, the "fair value" of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the
Mellon GSL Delaware Business Trust Collateral Fund, a pooled investment fund approved by Jackson National Asset Management, LLC ("JNAM" or "Adviser"). In
the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in approved investment.

Investments in affiliates - During the period ended September 30, 2007, certain Funds invested in the JNL Money Market Fund for temporary purposes, which is advised by JNAM. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business
Trust Collateral Fund, which may be considered affiliated with the Funds.

The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser. Transactions for the period ended September 30, 2007 are shown below (in thousands):

Value
	Beginning				Value End
	of Period		Sales	Dividend	of Period
Affiliate	12/31/2006*	Purchases	Proceeds	Income	9/30/2007
Bank of New York Mellon Corp.	$378	$63	$112	$10	$976

*As of July 2, 2007, Mellon Financial Corp. merged with Bank of New York Co. to form Bank of New York Mellon Corp. The value beginning of period does not include value of unaffiliated Bank of New York Co.

Federal Income Tax Matters - As of September 30, 2007, the cost of investments and net unrealized appreciation/depreciation for income tax purposes were as follows (in thousands):

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	Depreciation
JNL/Mellon Capital Management 25 Fund	$ 823,543	$ 82,370	$ (33,771)	$ 48,599
JNL/Mellon Capital Management Communications Sector Fund	113,634	15,522	(2,587)	12,935
JNL/Mellon Capital Management Consumer Brands Sector Fund	22,756	1,808	(2,007)	(199)
JNL/Mellon Capital Management Financial Sector Fund	61,190	4,373	(3,771)	602
JNL/Mellon Capital Management Healthcare Sector Fund	101,217	13,467	(6,577)	6,890
JNL/Mellon Capital Management JNL 5 Fund	6,148,636	815,357	(194,195)	621,162
JNL/Mellon Capital Management JNL Optimized 5 Fund	213,585	32,553	(4,027)	28,526
JNL/Mellon Capital Management NYSE® International 25 Fund	47,163	3,967	(475)	3,492
JNL/Mellon Capital Management Oil & Gas Sector Fund	396,856	107,185	(3,138)	104,047
JNL/Mellon Capital Management S&P® SMid 60 Fund	40,899	601	(2,516)	(1,915)
JNL/Mellon Capital Management Select Small-Cap Fund	897,761	116,930	(79,375)	37,555
JNL/Mellon Capital Management Technology Sector Fund	85,779	12,137	(2,870)	9,267
JNL/Mellon Capital Management VIP Fund	440,270	72,595	(13,645)	58,950

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the
Funds' most recent annual or semi-annual report.

ITEM 2. Controls and Procedures

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 20, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 20, 2007

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.